Revenue - Schedule of Accounts Receivable, Provision for Doubtful Accounts (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Trade accounts receivable (Opening)	$ 8.7
(Benefit) provision for doubtful accounts	(0.3)
Other	1.3
Uncollectible accounts written-off	(3.3)
Trade accounts receivable (Closing)	$ 6.4